Segment Information - Schedule of Information on Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of products and services [line items]
Net revenue	$ 23,011,381	$ 819,493	$ 20,337,881	$ 18,480,027
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Testing [member]
Disclosure of products and services [line items]
Net revenue	$ 5,002,730		$ 4,257,800	$ 4,790,097
Percentage of total revenue	22.00%	22.00%	21.00%	26.00%
Assembly [member]
Disclosure of products and services [line items]
Net revenue	$ 6,001,964		$ 5,148,877	$ 4,679,676
Percentage of total revenue	26.00%	26.00%	25.00%	25.00%
LCDD [member]
Disclosure of products and services [line items]
Net revenue	$ 7,023,003		$ 6,922,205	$ 5,694,720
Percentage of total revenue	30.00%	30.00%	34.00%	31.00%
Bumping [member]
Disclosure of products and services [line items]
Net revenue	$ 4,983,684		$ 4,008,999	$ 3,315,534
Percentage of total revenue	22.00%	22.00%	20.00%	18.00%